Foreign Exchange (Gain) Loss, Net	12 Months Ended
Dec. 31, 2013
Foreign Currency [Abstract]
Foreign Exchange (Gain) Loss, Net

5.Foreign Exchange (Gain) Loss, Net

For the years ended December 31	2013	2012	2011

Unrealized Foreign Exchange (Gain) Loss on:
Translation of U.S. dollar debt issued from Canada	$349	$(131)	$107
Translation of U.S. dollar risk management contracts
issued from Canada	(19)	19	(11)
	330	(112)	96
Foreign Exchange on Intercompany Transactions	-	4	18
Other Monetary Revaluations and Settlements	(5)	1	19
	$325	$(107)	$133